MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
Through the Master Trust agreement, an investment account was initially established to accommodate the investment assets of the Plan and other Company sponsored retirement plans. Within the Master Trust, the investment assets of the Plan reside in the ITW Defined Contribution Plans' Investment Account (the "DC Investment Account"). Plan investments and investment income reported in the Plan's financial statements represent the Plan's interest in the Master Trust's net assets and investment income and expenses.

Each participating plan's interest in the Master Trust is based on the aggregate account balances of the participants in the respective participating plan. The Master Trust specifically identifies contributions, benefit payments, and plan-specific expenses attributable to each participating plan. Investment gains (losses) are allocated to each participating plan in the Master Trust on a daily basis based on each plan's divided interest in the Master Trust.
The net assets in the DC Investment Account and the Plan's interest in the Master Trust account as of December 31, 2025 and 2024 were as follows:

	2025	2025	2024	2024
	Total Master Trust	Plan's Interest in Master Trust	Total Master Trust	Plan's Interest in Master Trust
Investments at fair value:
Collective trust funds	$3,032,320,108	$13,781,342	$2,724,283,304	$11,826,514
Mutual funds	281,035,694	1,913,944	259,244,383	1,705,203
Company common stock fund	440,185,389	1,251,575	524,527,064	1,308,895
Total investments at fair value	3,753,541,191	16,946,861	3,508,054,751	14,840,612

Investments at contract value:
Guaranteed investment contracts	140,682,164	950,402	177,804,916	1,169,168
Synthetic investment contracts	484,151,641	3,270,768	464,442,068	3,053,971
Total investments at contract value	624,833,805	4,221,170	642,246,984	4,223,139

DC Investment Account Net Assets	$4,378,374,996	$21,168,031	$4,150,301,735	$19,063,751

For the year ended December 31, 2025, the net gain on investments in the DC Investment Account is as follows:

Year-Ended December 31, 2025
Interest and dividends	$54,517,954
Net appreciation in fair value of investments	448,416,129
Investment management fees	(894,790)
Net investment gain	$502,039,293